Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock Series C Preferred Stock	Preferred Stock Series D Preferred Stock	Preferred Stock Series E Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Balance at Dec. 31, 2013	$ 6	$ 12	$ 21	$ 144		$ 2	$ 118,088	$ (84)	$ (112,030)	$ 6,159
Balance (in shares) at Dec. 31, 2013	600,000	1,202,000	2,074,000	14,403,000		1,943,000		44,000
Changes in Stockholders' Equity (Deficit)
Sale of preferred stock				$ 54			20,036			20,090
Sale of preferred stock (in shares)				5,374,000
Exercise of stock options for cash							10			$ 10
Exercise of stock options for cash (in shares)						19,000				18,664
Stock-based compensation expense							539			$ 539
Net loss									(18,885)	(18,885)
Balance at Dec. 31, 2014	$ 6	$ 12	$ 21	$ 198		$ 2	138,673	$ (84)	(130,915)	7,913
Balance (In shares) at Dec. 31, 2014	600,000	1,202,000	2,074,000	19,777,000		1,962,000		44,000
Changes in Stockholders' Equity (Deficit)
Sale of preferred stock					$ 27		10,606			10,633
Sale of preferred stock (in shares)					2,712,000
Exercise of stock options for cash						$ 1	62			$ 63
Exercise of stock options for cash (in shares)						520,000				121,250
Stock-based compensation expense							1,433			$ 1,433
Reclassification of warrant liability							151			151
Net loss									(29,877)	(29,877)
Effect of reverse merger and conversion of preferred stock to common stock	$ (6)	$ (12)	$ (21)	$ (198)	$ (27)	$ 73	94	$ 84		(13)
Effect of reverse merger and conversion of preferred stock to common stock (in shares)	(600,000)	(1,202,000)	(2,074,000)	(19,777,000)	(2,712,000)	73,278,000		(44,000)
Balance at Dec. 31, 2015						$ 76	$ 151,019		$ (160,792)	$ (9,697)
Balance (In shares) at Dec. 31, 2015						75,760,000